Business combination (Tables)	12 Months Ended
Dec. 31, 2020
Business Acquisition [Line Items]
Summary of components of the purchase consideration transferred

As of acquisition date
RMB

Cash	2,300,196
Fair value of common shares issued	7,704,420
Fair value of previously held equity interest in Bigo	5,697,154
Elimination of preexisting amounts due from Bigo	323,002
Total consideration	16,024,772

Summary of pro forma information

	For the year ended December 31,
	2018	2019
	RMB	RMB

Pro forma net revenues	3,851,927	6,900,638
Pro forma net loss	(1,651,288)	(3,437,602)

Bigo Inc
Business Acquisition [Line Items]
Summary of fair value of the assets acquired and liabilities assumed allocated on the acquisition date

	As of acquisition date	Amortization period
	RMB

Net tangible assets acquired:
-Cash and cash equivalents, restricted cash and cash equivalents and restricted short-term deposits	643,433
-Accounts receivables	386,517
-Other current assets	52,432
-Property and equipment, net	294,030
-Other non-current assets	174,837
Identifiable intangible assets acquired:
-Trademark	2,400,354	10 years
-User Base	1,027,191	3 years
-Non-compete agreement	81,129	1 year
-Others	6,195
Accrued liabilities and other liabilities	(1,156,854)
Deferred tax liabilities	(316,859)
Goodwill	12,432,367
Total	16,024,772